Fair value of assets and liabilities - Loans, Payables to investors at fair value (Details)	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2022 USD ($)
Loans at fair value
Changes in fair value related to balance outstanding at the end of the year	¥ 2,234,954				$ (1,218,358)
Payables to investors at fair value
Balance at beginning of the year	462,714,400
Initial contribution	98,800,000	$ 14,324,653	¥ 454,490,000	¥ 1,537,760,000
Principal payment	(420,225,590)	(60,926,983)	(1,905,959,250)	(2,629,925,825)
Change in fair value	6,168,307	894,320	7,266,784	57,380,274
Balance at the end of the year	141,288,810	20,484,952	462,714,400
Changes in fair value related to balance outstanding at the end of the year			8,403,261
Xiaoying Credit Loans
Loans at fair value
Changes in fair value related to balance outstanding at the end of the year	8,403,261		(2,234,954)		1,218,358
Recurring
Loans at fair value
Balance at beginning of the year	389,679,352
Balance at the end of the year	120,279,612	17,438,904	389,679,352
Payables to investors at fair value
Balance at beginning of the year	462,714,400
Balance at the end of the year	141,288,810	20,484,952	462,714,400
Recurring | Level 3
Loans at fair value
Balance at beginning of the year	389,679,352
Balance at the end of the year	120,279,612	17,438,904	389,679,352
Payables to investors at fair value
Balance at beginning of the year	462,714,400	67,087,282	1,914,183,650
Initial contribution	98,800,000	14,324,653	454,490,000
Principal payment	(420,225,590)	(60,926,983)	(1,905,959,250)
Balance at the end of the year	141,288,810	20,484,952	462,714,400	1,914,183,650
Unpaid balance of loans at fair value	391,914,306		128,682,873		18,657,262
Unpaid balance of payable to investors	462,714,400		141,288,810		$ 20,484,952
Recurring | Level 3 | Xiaoying Credit Loans
Loans at fair value
Balance at beginning of the year	389,679,352	56,498,194	1,585,731,888
Origination of loan principal	99,000,000	14,353,651	422,081,700
Collection of principal	(1,089,274,133)	(157,929,904)	(3,427,158,051)
Reinvestment of principal	727,042,700	105,411,283	1,816,290,599
Change in fair value	(6,168,307)	(894,320)	(7,266,784)
Balance at the end of the year	¥ 120,279,612	$ 17,438,904	¥ 389,679,352	¥ 1,585,731,888
Weighted average | Discount rates | Level 3
Fair value of assets and liabilities
Loans and payable to investors, input	6.48		6.46		6.48
Weighted average | Net cumulative expected loss rates | Level 3
Fair value of assets and liabilities
Loans and payable to investors, input	5.94		5.92		5.94